CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - USD ($) $ in Millions	2 Months Ended	7 Months Ended	9 Months Ended	12 Months Ended
	Feb. 22, 2022	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Feb. 23, 2022
Statement of Cash Flows [Abstract]
Net cash (used in)/provided by operating activities	$ 5	$ 3	$ 8	$ 5	$ 22	$ 7
Cash and cash equivalents		224		293	485	987	$ 355
Current restricted cash		55		160	103	135	85
Non-current restricted cash		$ 70		$ 63	$ 65	$ 83	$ 69